Schedule of Future Minimum Rental Payments for Operating Leases (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 1	$ 500,205
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 2	359,123
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 3	145,941
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 4	$ 1,005,269